UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year: December 31, 2012

Check here if Amendment  [   ]; Amendment Number: ________
This Amendment (Check only one.):	[   ]  is a restatement
                        		[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Argus Investors' Counsel, Inc.
Address:       Holly Pond Plaza, 1281 E. Main St. 1st fl
               Stamford, Connecticut 06902

13F Filing Number:  28-542

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all requirements, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sharon D. Wagoner
Title:    Chairman, President, Secretary and Chief Compliance Officer
Phone:    (203) 316-9000

Signature, Place and Date of Signing:

/s/Sharon D. Wagoner 	Stamford, Connecticut	          January 11, 2013
	[Signature]		[City, State]			[Date]

Report Type  (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None





FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 212832
                                           (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co Com                      COM              88579Y101     4344    46790 SH       Sole                    42950              3840
Air Prods & Chems Inc Com      COM              009158106     4082    48580 SH       Sole                    44240              4340
Alcoa Inc Com                  COM              013817101     3235   372700 SH       Sole                   339300             33400
American Express Co Com        COM              025816109     4458    77555 SH       Sole                    71525              6030
Amgen Inc Com                  COM              031162100     4484    52015 SH       Sole                    47875              4140
Apple Inc Com                  COM              037833100     4601     8645 SH       Sole                     8005               640
Archer Daniels Midland Com     COM              039483102     4388   160200 SH       Sole                   147100             13100
Automatic Data Process Com     COM              053015103     4318    75845 SH       Sole                    69595              6250
Becton Dickinson & Co Com      COM              075887109     3991    51040 SH       Sole                    46690              4350
Caterpillar Inc Del Com        COM              149123101     4214    47030 SH       Sole                    43330              3700
Chubb Corp  Com                COM              171232101     4593    60975 SH       Sole                    56175              4800
Cisco Sys Inc Com              COM              17275R102     4297   218685 SH       Sole                   200610             18075
Coach Inc Com                  COM              189754104     4109    74015 SH       Sole                    67790              6225
Coca-Cola Co Com               COM              191216100      328     9040 SH       Sole                     9040
Corning Inc com                COM              219350105     4493   356000 SH       Sole                   327400             28600
Costco Whsl Corp Com           COM              22160K105     4322    43775 SH       Sole                    40090              3685
Disney Walt Co Com             COM              254687106     4183    84005 SH       Sole                    76330              7675
Emerson Elec Co Com            COM              291011104     3618    68320 SH       Sole                    67720               600
Exxon Mobil Corp Com           COM              30231G102     4504    52035 SH       Sole                    48085              3950
Fedex Corp Com                 COM              31428X106     4066    44330 SH       Sole                    40805              3525
General Dynamics Corp Com      COM              369550108     4071    58770 SH       Sole                    53520              5250
General Elec Co Com            COM              369604103     3819   181925 SH       Sole                   180275              1650
Google Inc Cl A                COM              38259P508     4552     6435 SH       Sole                     5935               500
Halliburton Co Com             COM              406216101      604    17400 SH       Sole                     7400             10000
Home Depot Inc Com             COM              437076102     4356    70435 SH       Sole                    64535              5900
Illinois Tool Wks Inc Com      COM              452308109     4422    72715 SH       Sole                    66225              6490
Ingersoll-Rand PLC             COM              G47791101     4415    92055 SH       Sole                    84975              7080
Intel Corp Com                 COM              458140100     4076   197680 SH       Sole                   180780             16900
International Bus Mach Com     COM              459200101     4426    23105 SH       Sole                    21445              1660
International Paper Co Com     COM              460146103     4026   101065 SH       Sole                   100190               875
JPMorgan Chase & Co Com        COM              46625H100     3783    86045 SH       Sole                    85295               750
Johnson & Johnson Com          COM              478160104     4303    61390 SH       Sole                    56390              5000
Kimberly Clark Corp Com        COM              494368103     4421    52360 SH       Sole                    48360              4000
McDonalds Corp Com             COM              580135101     4283    48555 SH       Sole                    44905              3650
Microsoft Corp Com             COM              594918104     4062   152075 SH       Sole                   140200             11875
Morgan Stanley Com             COM              617446448     4682   244900 SH       Sole                   223300             21600
Nucor Corp Com                 COM              670346105     4212    97600 SH       Sole                    88700              8900
Occidental Pete                COM              674599105     4246    55430 SH       Sole                    51180              4250
Pepsico Inc Com                COM              713448108     4188    61195 SH       Sole                    56245              4950
Pfizer Inc Com                 COM              717081103     4403   175555 SH       Sole                   161475             14080
Procter & Gamble Co Com        COM              742718109     4382    64540 SH       Sole                    59265              5275
Qualcomm Inc Com               COM              747525103     4518    73030 SH       Sole                    67430              5600
Schlumberger Ltd Com           COM              806857108     3585    51730 SH       Sole                    51380               350
Staples Inc Com                COM              855030102     3526   309300 SH       Sole                   282400             26900
Stryker Corp Com               COM              863667101     3967    72365 SH       Sole                    66665              5700
Time Warner Inc Com            COM              887317303     4583    95810 SH       Sole                    87860              7950
US Bancorp DE Com              COM              902973304     4432   138760 SH       Sole                   127710             11050
Unilever NV NY                 COM              904784709     3861   100820 SH       Sole                   100020               800
Union Pac Corp Com             COM              907818108     4543    36135 SH       Sole                    33175              2960
Verizon Communications Com     COM              92343V104     4563   105460 SH       Sole                    97160              8300
Wal-Mart Stores Inc Com        COM              931142103     4282    62760 SH       Sole                    57960              4800
Walgreen Co Com                COM              931422109     4615   124690 SH       Sole                   114715              9975